Consolidated Statements of Operations and Comprehensive Loss (USD $)	12 Months Ended			97 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2012
Revenue
Interest income	$ 42,660	$ 118,870	$ 35,853	$ 1,179,492
Other income	73,130	180,833	0	253,963
Total Revenue	115,790	299,703	35,853	1,433,455
Expenses:
Incorporation costs	0	0	0	1,773
Exploration	13,427,376	7,984,774	6,043,791	45,209,413
Professional fees	1,166,881	1,280,869	931,404	8,672,804
Directors compensation	1,357,051	813,154	141,224	2,311,429
Travel & lodging	224,705	212,999	192,642	1,486,952
Corporate communications	440,382	260,309	332,139	3,817,789
Consulting fees	475,087	464,790	418,437	14,744,697
Office & administration	451,773	333,789	429,149	3,141,395
Interest & service charges	10,648	12,643	57,644	120,133
Loss on disposal of fixed assets	0	0	0	44,669
Insurance	323,777	317,457	47,804	917,106
Depreciation	77,155	73,299	66,367	446,733
Accretion	153,704	119,884	0	273,588
Miscellaneous	0	0	18,124	203,097
Financing & listing fees	0	0	0	(22,024)
Acquisition expenses	0	262,764	1,242,569	1,505,334
Income and other taxes	0	13,015	51,732	64,747
Write down of mineral property	100,000	10,000	275,000	1,856,049
Total Expenses	18,208,539	12,159,746	10,248,026	84,795,684
Net Loss before other items	18,092,749	11,860,043	10,212,173	83,362,229
Other items
Change in fair value of equity conversion right	0	169,081	821,155	990,236
Change in fair value of warrant liability	(6,167,873)	16,421,412	(5,681,370)	17,210,044
Loss on sale of marketable securities	166,732	0	0	166,732
Net Loss	12,091,608	28,450,536	5,351,958	101,729,241
Other comprehensive loss
Foreign currency translation adjustment	113,460	(492,405)	156,483	64,730
Unrealized loss on available-for-sale-securities	(30,945)	30,945	0	0
Total Comprehensive Loss for the Period	$ 12,174,123	$ 27,989,076	$ 5,508,441	$ 101,793,971
Loss per Common share
Basic (in dollars per share)	$ 0.09	$ 0.21	$ 0.06
Diluted (in dollars per share)	$ 0.09	$ 0.21	$ 0.06
Weighted Average Number of Common Shares Used in Per Share Calculations
Basic (in shares)	139,466,595	130,677,585	98,617,938
Diluted (in shares)	139,466,595	130,677,585	98,617,938